UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Ariel Mid Cap Value Fund (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Communications	13.18%
Consumer, Cyclical	14.38%
Consumer, Non-cyclical	21.20%
Energy	1.29%
Financial	31.90%
Industrial	17.29%
Short Term Investments	0.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/14)	Ending Account Value (6/30/14 )	Expense Paid During Period* (1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,033.50	$5.59

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.55

Class L
Actual	$1,000.00	$1,035.50	$6.51

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46

*Expenses are equal to the Fund's annualized expense ratio of 1.10% for the Initial Class shares and 1.29% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Communications — 12.98%
56,800	CBS Corp Class B	$3,529,552
90,300	Gannett Co Inc	2,827,293
235,075	Interpublic Group of Cos Inc	4,586,313
53,000	Omnicom Group Inc	3,774,660
36,200	Viacom Inc Class B	3,139,626
		17,857,444

Consumer, Cyclical — 14.17%
65,700	Coach Inc	2,246,283
306,500	International Game Technology	4,876,415
101,400	International Speedway Corp Class A	3,374,592
34,900	Madison Square Garden Co Class A (a)	2,179,505
67,900	Newell Rubbermaid Inc	2,104,221
61,100	Nordstrom Inc	4,150,523
5,500	Tiffany & Co	551,375
		19,482,914

Consumer, Non-cyclical — 20.89%
15,225	Bio-Rad Laboratories Inc Class A (a)	1,822,584
65,600	Hospira Inc (a)	3,369,872
40,200	JM Smucker Co	4,284,114
30,200	Laboratory Corp of America Holdings (a)	3,092,480
29,225	Sotheby's	1,227,158
55,500	St Jude Medical Inc	3,843,375
14,100	Towers Watson & Co Class A	1,469,643
364,300	Western Union Co	6,316,962
31,800	Zimmer Holdings Inc	3,302,748
		28,728,936

Energy — 1.28%
41,500	Contango Oil & Gas Co (a)	1,755,865

Financial — 31.42%
65,000	Aflac Inc	4,046,250
82,100	Blackstone Group LP	2,745,424
56,150	CBRE Group Inc Class A (a)	1,799,046
43,100	City National Corp	3,265,256
211,100	First American Financial Corp	5,866,469
79,200	Franklin Resources Inc	4,580,928
219,855	Janus Capital Group Inc (b)	2,743,791
34,413	Jones Lang LaSalle Inc	4,349,459
103,200	KKR & Co LP	2,510,856
99,900	Lazard Ltd Class A	5,150,844
69,525	Northern Trust Corp	4,464,200
20,100	T Rowe Price Group Inc	1,696,641
		43,219,164

Shares		Fair Value
Industrial — 17.03%
64,750	Bristow Group Inc	$5,220,145
41,500	Illinois Tool Works Inc	3,633,740
61,600	Kennametal Inc	2,850,848
28,500	Snap-on Inc	3,377,820
60,902	Stanley Black & Decker Inc	5,348,414
25,396	Thermo Fisher Scientific Inc	2,996,728
		23,427,695

TOTAL COMMON STOCK — 97.77% (Cost $108,681,777)		$134,472,018

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.73%
$1,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	1,000,000

Repurchase Agreements — 0.01%
1,104	Repurchase agreement (principal amount/value $1,104 with a maturity value of $1,104) with BNP Paribas Securities Corp, 0.09%, dated 6/30/14 to be repurchased at $1,104 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 5.13%, 8/28/14 - 7/15/23, with a value of $1,126. (c)	1,104

5,249	Repurchase agreement (principal amount/value $5,249 with a maturity value of $5,249) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 6/30/14 to be repurchased at $5,249 on 7/1/14 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 5/1/26 - 6/1/44, with a value of $5,355. (c)	5,249

5,249	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $5,249 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (c)	5,249

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements - (continued)
$5,249	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $5,249 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (c)	$5,249

5,249	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $5,249 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (c)	5,249
		22,100

TOTAL SHORT TERM INVESTMENTS — 0.74% (Cost $1,022,100)		$1,022,100

TOTAL INVESTMENTS — 98.51% (Cost $109,703,877)		$135,494,118
OTHER ASSETS & LIABILITIES, NET — 1.49%		$2,043,648
TOTAL NET ASSETS — 100.00%		$137,537,766

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at June 30, 2014.

(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Ariel Mid Cap Value Fund

ASSETS:
Investments in securities, fair value (including $21,420 of securities on loan)(a)	$135,472,018
Repurchase agreements, fair value(b)	22,100
Cash	2,040,928
Subscriptions receivable	69,118
Receivable for investments sold	73,592
Dividends receivable	176,769
Total Assets	137,854,525

LIABILITIES:
Payable to investment adviser	127,150
Payable upon return of securities loaned	22,100
Redemptions payable	167,265
Payable for distribution fees	244
Total Liabilities	316,759

NET ASSETS	$137,537,766

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,746,706
Paid-in capital in excess of par	131,059,412
Net unrealized appreciation on investments	25,790,241
Undistributed net investment income	23,893
Accumulated net realized loss on investments	(27,082,486)

NET ASSETS	$137,537,766

NET ASSETS BY CLASS
Initial Class	$136,310,632
Class L	$1,227,134

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	77,350,137
Class L	116,926

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$1.76
Class L	$10.49

(a) Cost of investments	$109,681,777
(b) Cost of repurchase agreements	$22,100

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Ariel Mid Cap Value Fund

INVESTMENT INCOME:
Interest	$133
Income from securities lending	1,713
Dividends	1,325,257
Total Income	1,327,103

EXPENSES:
Management fees	633,847
Audit fees	11,853
Bank and custodian fees	1,402
Distribution fees - Class L	1,352
Investment administration fees	63,314
Legal fees	2,306
Transfer agent fees	2,475
Other	36,679
Total Expenses	753,228

Less amount reimbursed by investment adviser	17,948
Less amount waived by distributor - Class L	22

Net Expenses	735,258

NET INVESTMENT INCOME	591,845

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,496,548
Net change in unrealized depreciation on investments	(3,136,693)

Net Realized and Unrealized Gain on Investments	4,359,855

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,951,700

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013(a)
Great-West Ariel Mid Cap Value Fund

OPERATIONS:
Net investment income	$591,845	$449,913
Net realized gain on investments	7,496,548	9,560,622
Net change in unrealized appreciation (depreciation) on investments	(3,136,693)	20,806,116
Net Increase in Net Assets Resulting from Operations	4,951,700	30,816,651

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(567,952)	(1,905,236)
Class L	–	(1,653)
From net investment income	(567,952)	(1,906,889)
From net realized gains
Initial Class	–	(4,744,832)
Class L	–	(4,316)
From net realized gains	0	(4,749,148)
Total Distributions	(567,952)	(6,656,037)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	16,253,009	36,325,332
Class L	634,276	8,856
Shares issued in reinvestment of distributions
Initial Class	567,952	6,650,068
Class L	–	5,969
Shares issued in connection with fund acquisition
Initial Class	N/A	40,352,151
Class L	N/A	863,360
Shares redeemed
Initial Class	(21,064,424)	(14,489,598)
Class L	(298,170)	(43,540)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,907,357)	69,672,598

Total Increase in Net Assets	476,391	93,833,212

NET ASSETS:
Beginning of period	137,061,375	43,228,163
End of period(b)	$137,537,766	$137,061,375

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,674,321	27,147,505
Class L	63,583	873
Shares issued in reinvestment of distributions
Initial Class	322,700	4,012,986
Class L	–	592
Shares issued in connection with fund acquisition
Initial Class	N/A	23,210,985
Class L	N/A	86,336
Shares redeemed
Initial Class	(12,489,742)	(9,335,053)
Class L	(30,139)	(4,319)
Net Increase (Decrease)	(2,459,277)	45,119,905

(a) Class L inception date was December 20, 2013.
(b) Including undistributed net investment income:	$23,893	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Ariel Mid Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$1.71	$1.24	$1.14	$1.23	$1.03	$0.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01(a)	0.01(a)	0.01(a)	0.01	0.00(b)	0.00(b)
Net realized and unrealized gain (loss)	0.05	0.57	0.22	(0.09)	0.20	0.41
Total From Investment Operations	0.06	0.58	0.23	(0.08)	0.20	0.41

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.04)	(0.02)	(0.01)	0.00(b)	0.00(b)
From net realized gains	–	(0.07)	(0.11)	–	–	(0.05)
Total Distributions	(0.01)	(0.11)	(0.13)	(0.01)	0.00	(0.05)

NET ASSET VALUE, END OF PERIOD	$1.76	$1.71	$1.24	$1.14	$1.23	$1.03

TOTAL RETURN(c) (d)	3.35%(e)	47.54%	20.20%	(6.87%)	19.54%	62.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$136,311	$136,216	$43,228	$41,497	$48,464	$46,198
Ratio of expenses to average net assets
Before reimbursement	1.11%(f)	1.25%	1.31%	1.29%	1.32%	1.37%
After reimbursement	1.10%(f)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets
Before reimbursement	0.88%(f)	0.57%	0.94%	0.23%	(0.11%)	(0.12%)
After reimbursement	0.89%(f)	0.72%	1.15%	0.42%	0.11%	0.15%
Portfolio turnover rate(g)	14%(e)	41%	26%	31%	24%	46%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.

(e)	Not annualized for periods less than one full year.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Year Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013(a)
Great-West Ariel Mid Cap Value Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03(b)	0.00(b)(c)
Net realized and unrealized gain	0.33	0.20
Total From Investment Operations	0.36	0.20

LESS DISTRIBUTIONS:
From net investment income	–	(0.02)
From net realized gains	–	(0.05)
Total Distributions	0.00	(0.07)

NET ASSET VALUE, END OF PERIOD	$10.49	$10.13

TOTAL RETURN(d)(e)	3.55%(f)	2.03%(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,227	$846
Ratio of expenses to average net assets
Before reimbursement and waiver	3.35%(g)	45.42%(g)
After reimbursement and waiver	1.35%(g)	1.35%(g)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	(1.31%)(g)	(44.02%)(g)
After reimbursement and waiver	0.70%(g)	0.03%(g)
Portfolio turnover rate(h)	14%(f)	41%

(a)	Class L inception date was December 20, 2013.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Amount was less than $0.01 per share.

(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(e)	Performance shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.

(f)	Not annualized for periods less than one full year.

(g)	Annualized.

(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The

Semi-Annual Report - June 30, 2014

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$129,321,174	$—	$—	$129,321,174
Foreign Common Stock	5,150,844	—	—	5,150,844
Short Term Investments	—	1,022,100	—	1,022,100
Total Assets	$134,472,018	$1,022,100	$0	$135,494,118

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for fund merger and adjustments to the accounting treatment of partnerships. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2014

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Ariel Investments, LLC.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.  The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.  The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $19,993,085 and $18,608,606, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $109,982,793. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $28,307,391 and gross depreciation of investments in which there was an excess of tax cost over value of $2,796,066 resulting in net appreciation of $25,511,325.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $21,420 and received collateral of $22,100 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

6. FUND ACQUISITION

On December 20, 2013, the Fund acquired all the net assets of the Great-West Ariel Small Cap Value Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors.  The purpose of this transaction was to combine two funds with comparable objectives and strategies. The acquisition was accomplished by a tax-free exchange as detailed in the following table.

Semi-Annual Report - June 30, 2014

Great-West Ariel Mid Cap Value Fund		Great-West Ariel Small Cap Value Fund (Target Fund)
Shares Issued	Net Assets	Shares Exchanged	Net Assets Exchanged	Combined Net Assets Immediately following the Reorganization
3,135,417	$92,934,080	23,297,321	$41,215,511	$134,149,591

For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gain/loss amounts distributable to shareholders for tax purposes. As of December 20, 2013, the investment fair value and unrealized appreciation of the Target Fund was $20,304,691 and $6,995,041, respectively. The unused capital loss carry forwards of the Target Fund, subject to limitations, for potential utilization is $38,189,089.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund's net asset value. The Fund received approximately $23,706,030 in proceeds from sales of Tribune Company shares made on the open market after the leveraged buyout was announced to the public.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Ariel Investments, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that the Fund was in the first quartile of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2013 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2013. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement net of contractual fee waivers (the “Net Management Fee”) in comparison to the contractual management fees of the peer group of funds, net of waivers, as applicable (“net management fees”) and the Fund’s net management fee less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the net management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median net management fees and net management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Net Management Fee and Management Fee Less Administrative Services Fee were lower than the respective average and median net management fees and net management fees less estimated intermediary fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the median and average total operating expense ratio of its peer group of funds and that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). In addition, the Board noted that although the Fund’s Net Management Fee was higher than the average and median net management fee of the funds in the peer universe, the Fund’s Management Fee Less Administrative Services Fee and total annual operating expense ratio were lower than the respective median and average net management fees and total expense ratio of the funds in the peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-

advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014